Intangible assets, net	12 Months Ended
Dec. 31, 2021
Intangible assets, net
Intangible assets, net

9. Intangible assets, net

Intangible assets consists of the following:

		As of December 31, 2021
	Weighted-
	average	Gross			Net
	amortization	carrying	Accumulated	Impairment	carrying
	period	amount	amortization	amount	amount
	Year	RMB	RMB	RMB	RMB
Technology	8.5	71,000	(11,137)	(59,863)	—
Customer relationship	3-5.5	26,326	(7,059)	(18,030)	1,237
Non-compete agreement	5.5	28,900	(7,006)	(21,894)	—
Software	3	5,743	(4,157)	(833)	753
Brand	8-10	4,844	(1,086)	—	3,758
Backlog	3	800	(793)	—	7
License	15	22,226	(2,706)	(3,600)	15,920
Total		159,839	(33,944)	(104,220)	21,675

		As of December 31, 2020
	Weighted-
	average	Gross			Net
	amortization	carrying	Accumulated	Impairment	carrying
	period	amount	amortization	amount	amount
	Year	RMB	RMB	RMB	RMB
Technology	8.5	71,000	(11,137)	(59,863)	—
Customer relationship	3-5.5	26,362	(6,534)	(18,050)	1,778
Non-compete agreement	5.5	28,900	(7,006)	(21,894)	—
Software	3	5,531	(3,420)	(833)	1,278
Brand	8-10	4,904	(566)	—	4,338
Backlog	3	800	(200)	—	600
License	15	22,262	(1,484)	(3,600)	17,178
Total		159,759	(30,347)	(104,240)	25,172

Amortization expenses were RMB14,826, RMB 4,209 and RMB3,619 for the years ended December 31, 2019, 2020 and 2021, respectively.

The impairment loss of intangible assets were RMB99,939, RMB 4,328 and nil for the years ended December 31, 2019, 2020 and 2021, respectively.

As of December 31, 2021, expected amortization expense relating to the existing intangible assets for each of the next five years and thereafter is as follows:

Amount
RMB
2022	3,378
2023	2,785
2024	2,289
2025	2,152
2026	2,152
Thereafter	8,919
21,675